State Street SPDR SP North American Natural Resources ETF Investment Strategy - State Street SPDR SP North American Natural Resources ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	In seeking to track the performance of the S&P BMI North American Natural Resources Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities that are not included in the Index (including common stock, preferred stock, depositary receipts and shares of other investment companies). The Fund may also invest in cash and cash equivalents or money market instruments (including money market funds advised by the Adviser) for cash management purposes. In seeking to track the Index, the Fund's assets may be concentrated in an industry or group of industries, but only to the extent that the Index concentrates in a particular industry or group of industries. Futures contracts (a type of derivative instrument) may be used by the Fund in seeking performance that corresponds to the Index and in managing cash flows.The Index comprises publicly traded U.S. and Canadian companies in the natural resources and commodities businesses that meet certain investability requirements and are classified within the sub-industries of one of three natural resources categories: energy, metals & mining, or agriculture. The Index is a sub-set of the S&P Global BMI (Broad Market Index) (the “Parent Index”), which serves as the initial universe of eligible securities for the Index. The Parent Index is an equity index measuring global stock market performance that includes securities issued by small-, mid- and large-capitalization companies domiciled in both developed and emerging markets. The Index consists of companies comprising the Parent Index which: (i) are domiciled in and publicly traded in the U.S. or Canada; (ii) have a minimum float-adjusted market capitalization of $1 billion; (iii) have a minimum three-month average daily value traded of $5 million; and (iv) are included in one of the three natural resource categories. Each category includes companies classified within specific Global Industry Classification Standard (GICS) sub-industries according to the company's principal business activity. The energy category consists of companies classified in the following sub-industries: coal & consumable fuels; integrated oil & gas; oil & gas drilling; oil & gas exploration & production; oil & gas refining & marketing; and oil & gas equipment & services. The metals & mining category consists of companies classified in the following sub-industries: aluminum; diversified metals & mining; steel; copper; gold; silver; and precious metals & minerals. The agriculture category consists of companies classified in the following sub-industries: agricultural products & services; fertilizers & agricultural chemicals; forest products; paper & plastic packaging products and materials; and Timber real estate investment trusts. At each quarterly Index rebalancing, the combined weight of securities of companies in the energy, metals & mining and agriculture categories are set at 45%, 35% and 20%, respectively. Index constituents are weighted within each natural resource category proportionally to their float-adjusted market capitalization subject to individual security weights limits. A company's float-adjusted market capitalization is calculated by multiplying the number of shares readily available in the market by the price of such shares. Modifications are made to the weightings, if required, to conform to requirements applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and reduce single stock concentration. The Index is rebalanced quarterly. As of November 30, 2025, the Index comprised 174 securities.The Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.